Consolidated Statements of Operations (Parenthetical) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Stock-based compensation, officers and directors	$ 1,880,765	$ 96,452	$ 1,957,285	$ 393,294	$ 2,251,830	$ 951,677
Stock - based compensation professional fees	0	0	0	10,436	10,436	0
Stock-based compensation, consulting fees	$ 1,343,924	$ 61,243	$ 1,355,105	$ 258,747	$ 1,388,699	$ 773,802